Shareholder Report, Holdings (Details) - C000237262 [Member]	Oct. 31, 2024
Tutor Perini Corp 4 750 8 18 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Endo Finance Holdings Inc 4 500 4 23 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Icahn Enterprises LP Icahn Enterprises Finance Corp 9 750 1 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Qwest Corp 7 250 9 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Uniti Group LP Uniti Group Finance Inc CSL Capital LLC 4 750 4 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
First Quantum Minerals Ltd 6 875 10 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Directv Financing LLC 8 875 2 1 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
QVC Inc 6 875 4 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
NMG Holding Co Inc Neiman Marcus Group LLC 8 500 10 1 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Radiology Partners Inc 8 500 1 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
Leveraged Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)